Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring [Abstract]
Activity Associated With Restructuring Programs
The following table summarizes the activity associated with the Company’s restructuring programs for the years ended December 31, 2018 and 2019, respectively.

Balance as of December 31, 2017	$—
Charged to expense - termination benefits	11.5
Charged to expense - other	1.2
Payments	(4.1)
Other, net	0.2
Balance as of December 31, 2018	$8.8
Charged to expense - termination benefits	10.8
Charged to expense - other	3.0
Payments	(17.8)
Other, net	0.2
Balance as of December 31, 2019	$5.0